Long-term Debt and Capital Lease Obligations - Additional Information (Detail)	1 Months Ended						1 Months Ended						12 Months Ended	1 Months Ended					12 Months Ended										1 Months Ended														1 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 10, 2012	Jun. 30, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 21, 2007	Dec. 31, 2011 USD ($)	Apr. 30, 2009 International Services USD ($)	Apr. 30, 2009 International Services JPY (¥)	Jan. 31, 2009 International Services USD ($)	Jan. 31, 2009 International Services JPY (¥)	Oct. 30, 2008 International Services USD ($)	Oct. 30, 2008 International Services JPY (¥)	Dec. 31, 2011 International Services	Sep. 10, 2012 Unsecured term loan terminated USD ($)	Sep. 10, 2012 Unsecured term loan USD ($) Installment	Sep. 10, 2012 Unsecured term loan First 12 quarterly principal payments	Sep. 10, 2012 Unsecured term loan Remaining quarterly principal payments	Dec. 21, 2007 LIBOR + 0.60%, unsecured term loan USD ($)	Dec. 31, 2011 LIBOR + 0.60%, unsecured term loan USD ($)	Oct. 30, 2008 LIBOR International Services	Sep. 10, 2012 LIBOR Unsecured term loan Maximum	Sep. 10, 2012 LIBOR Unsecured term loan Minimum	Dec. 31, 2011 LIBOR LIBOR + 0.60%, unsecured term loan	Dec. 21, 2007 LIBOR LIBOR + 0.60%, unsecured term loan	Dec. 21, 2007 LIBOR LIBOR + 0.60%, unsecured term loan Maximum	Dec. 21, 2007 LIBOR LIBOR + 0.60%, unsecured term loan Minimum	Sep. 10, 2012 Base rate Unsecured term loan Maximum	Sep. 10, 2012 Base rate Unsecured term loan Minimum	Sep. 10, 2012 Unsecured revolving credit facility USD ($)	Dec. 21, 2007 Unsecured revolving credit facility USD ($)	Sep. 10, 2012 Unsecured revolving credit facility Maximum USD ($)	Dec. 21, 2007 Unsecured revolving credit facility Maximum	Sep. 10, 2012 Unsecured revolving credit facility Minimum	Dec. 21, 2007 Unsecured revolving credit facility Minimum	Sep. 10, 2012 Unsecured revolving credit facility Euro, Pounds Sterling, Canadian Dollars and other currencies Maximum USD ($)	Sep. 10, 2012 Unsecured revolving credit facility Standby letters of credit USD ($)	Sep. 10, 2012 Unsecured revolving credit facility Standby letters of credit Euro, Pounds Sterling, Canadian Dollars and other currencies Maximum USD ($)	Sep. 10, 2012 Unsecured revolving credit facility Swingline loans USD ($)	Sep. 10, 2012 Unsecured revolving credit facility LIBOR Maximum	Sep. 10, 2012 Unsecured revolving credit facility LIBOR Minimum	Sep. 10, 2012 Unsecured revolving credit facility One-month LIBOR Maximum	Sep. 10, 2012 Unsecured revolving credit facility One-month LIBOR Minimum	Sep. 10, 2012 Unsecured revolving credit facility terminated USD ($)
Debt Disclosure [Line Items]
Credit agreement, maximum borrow capacity	$ 5,000,000										$ 21,000,000	¥ 2,000,000,000																	$ 350,000,000						$ 262,500,000	$ 50,000,000	$ 37,500,000	$ 50,000,000					$ 252,000,000
Unsecured revolving credit facility term																													5 years														5 years
Unsecured revolving credit facility, increased additional borrowings																															350,000,000
Debt instrument, margin rate																				0.80%	1.75%	1.00%	0.60%	0.60%	0.725%	0.27%	0.75%	0.00%											1.45%	0.90%	0.45%	0.00%
Line of credit facility interest rate above federal funds rate																													0.50%
Line of credit facility interest rate above one month LIBOR rate																													1.00%
Commitment fee																														0.10%	0.30%	0.15%	0.10%	0.08%
Revolving credit facility expiration date																													Sep. 10, 2017														Dec. 21, 2012
Long-term debt	202,220,000					220,355,000								168,000,000	150,000,000			168,000,000	168,000,000											252,000,000
Debt instrument maturity period											3 years	3 years		5 years	5 years			5 years												5 years
Commencing date of quarterly principal payments on term loan															Dec. 31, 2012
Quarterly principal payments, percentage of original principal																1.25%	2.50%
Number of quarterly principal payments, percentage of original principal															12
Date of payment of entire remaining principal balance of term loan in full															Sep. 10, 2017
Debt instrument, investment grade rating from Standard and Poors		BBB+
Debt instrument maturity date					Dec. 21, 2012								Nov. 05, 2014	Dec. 21, 2012					Dec. 21, 2012
Debt instrument, frequency of interest payments																		3 months
Financing agreement with vendor	11,900,000		8,600,000
Note payable obtained from third party vendor				39,800,000
Amount draw under credit agreement							$ 2,500,000	¥ 250,000,000	$ 2,800,000	¥ 250,000,000	$ 15,100,000	¥ 1,500,000,000